Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories

21	Inventories

(a)	Inventories in the consolidated statements of financial position comprise:

	As at 31 December 2021			As at 31 December 2022
	Gross carrying amount	Provision for diminution in value of inventories	Carrying amount	Gross carrying amount	Provision for diminution in value of inventories	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Raw materials	4,391,555	(13,406)	4,378,149	5,700,215	(26,491)	5,673,724
Work in progress	795,791	(105,450)	690,341	756,007	(237,959)	518,048
Finished goods	709,990	(45,950)	664,040	1,096,623	(182,035)	914,588
Spare parts and consumables	249,456	(58,461)	190,995	246,161	(58,461)	187,700

	6,146,792	(223,267)	5,923,525	7,799,006	(504,946)	7,294,060

(b)	The analysis of the amount of inventories recognized as expenses and included in profit or loss is as follows:
The cost of inventories recognized in Cost of sales amounted to RMB72,419,098 thousand for the year ended 31 December 2022 (2020: RMB53,622,798 thousand, 2021: RMB
70,704,868 thousand) which excluded an inventory provision of RMB 525,269 thousand (2020: RMB220,888 thousand, 2021: RMB
150,883 thousand).
For the year ended 31 December 2022, the Group sold certain finished goods and utilized certain spare parts and consumables which were previously provided for. The related provision of RMB243,590 thousand was reversed and included in cost of sales in the consolidated statement of profit or loss (2020: RMB147,817 thousand, 2021: RMB
156,149 thousand).